FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	3 Months Ended
Jun. 30, 2021
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 19. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company’s financial instruments recognized in the Company’s condensed consolidated interim statements of financial position consist of the following:

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment, therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The following table summarizes the Company’s financial instruments as of June 30, 2021 and March 31, 2021:

	As of June 30, 2021		As of March 31, 2021
(In thousands)	Amortized Cost	Fair Value through Other Comprehensive Income (FVTOCI)	Amortized Cost	FVTOCI

Financial assets
Cash and cash equivalents	$28,617	$–	$2,770	$–
Prepaid expenses and other receivables	$1,995	$–	$2,176	$–
Investments	$–	$9,100	$–	$9,144

	Amortized Cost	Fair Value through Profit or Loss (FVTPL)	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$1,605	$–	$1,938	$–
Unsecured notes payable	$150	$–	$150	$–
Warrant liability	$–	$751	$–	$1,120

A summary of the Company’s risk exposures as it relates to financial instruments are reflected below.

Fair value of financial instruments

The Company’s financial assets and liabilities are comprised of cash, receivables and investments in equities and private entities, accounts payable, warrant liability and unsecured notes payable.

The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:

·	Level 1 – Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.

·	Level 2 – Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.

·	Level 3 – Values are based on prices or valuation techniques that are not based on observable market data. Investments are classified as Level 3 financial instrument.

Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.

Management has assessed that the fair values of cash and cash equivalents, other receivables and accounts payable approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate their fair values:

Investment in Biohaven: Fair value was based on a quoted market price of $34.03 per share as of March 31, 2020 (Level 1). The investment was sold in August 2020.

Investment in Sentien: Fair value of the asset is determined by considering strategy changes by Sentien (Level 3).

Investment in Intensity: Fair value of the asset is determined by considering other comparable equity funding transactions by Intensity with unrelated investors (Level 3).

Accrued equity issuable: The fair value is estimated based on the average of the quoted market prices for the period in which the shares were earned (Level 1).

Unsecured notes payable: The fair value is estimated using a Black Scholes model (Level 3) (see Note 12, Unsecured Notes Payable”).

Warrant Liability: The fair value is estimated using a Black Scholes model (Level 3) (see Note 13, “Warrant Liability”).

There have been no transfers between levels of the fair value hierarchy for the three months ended June 30, 2021 and the year ended March 31, 2021.

The Company’s financial instruments are exposed to certain financial risks: credit risk and liquidity risk.

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfil its payment obligations. The credit risk is attributable to various financial instruments, as noted below. The credit risk is limited to the carrying value as reflected in the Company’s condensed consolidated interim statements of financial position.

Cash. Cash is held with major international financial institutions and therefore the risk of loss is minimal.

Other receivables. The Company was exposed to credit risk attributable to its debtor since a significant portion of this amount represents the amount agreed on a settlement of a claim by PPL (see Note 5, “Prepaid Expenses and Other Receivables”), originally payable over the next four years. The installment note was repaid in full in July 2021 (see Note 22, “Events After the Balance Sheet Date – Installment Note Receivable”).

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they become due.

The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions without incurring unacceptable losses or risking harm to the Company’s reputation. The Company holds sufficient cash to satisfy obligations under accounts payable and accruals.

The Company monitors its liquidity position regularly to assess whether it has the funds necessary to meet its operating needs and needs for investing in new projects. The Company believes that it has sufficient funding to finance the committed drug development work, apart from meeting its operational needs for the foreseeable future.

However, as a biotech company at an early stage of development and without significant internally generated cash flows, there are inherent liquidity risks, including the possibility that additional financing may not be available to the Company, or that actual drug development expenditures may exceed those planned. The current uncertainty in global markets could have an impact on the Company’s future ability to access capital on terms that are acceptable to the Company. There can be no assurance that required financing will be available to the Company.